Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2024, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,773	—	—	—	—	1,773	1,773
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	313	—	—	313	313
Target maturity fund units	—	—	51	—	—	51	51
Quoted debt securities	211	—	—	—	1,384	1,595	1,620(1)
Certificates of deposit	—	—	—	—	365	365	365
Commercial Papers	—	—	—	—	579	579	579
Quoted equity securities	—	—	—	14	—	14	14
Unquoted equity and preference securities	—	—	—	11	—	11	11
Unquoted investments others	—	—	24	—	—	24	24
Trade receivables	3,620	—	—	—	—	3,620	3,620
Unbilled revenues (Refer to Note 2.12) (3)	1,151	—	—	—	—	1,151	1,151
Prepayments and other assets (Refer to Note 2.4)	694	—	—	—	—	694	684(2)
Derivative financial instruments	—	—	7	—	3	10	10
Total	7,449	—	395	25	2,331	10,200	10,215
Liabilities:
Trade payables	474	—	—	—	—	474	474
Lease liabilities	1,002	—	—	—	—	1,002	1,002
Derivative financial instruments	—	—	4	—	—	4	4
Financial liability under option arrangements (Refer to Note 2.5)	—	—	72	—	—	72	72
Other liabilities including contingent consideration (Refer to Note 2.5)	1,887	—	—	—	—	1,887	1,887
Total	3,363	—	76	—	—	3,439	3,439

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2023, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,481	—	—	—	—	1,481	1,481
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	119	—	—	119	119
Target maturity fund units	—	—	49	—	—	49	49
Quoted debt securities	233	—	—	—	1,400	1,633	1,661(1)
Certificate of deposit	—	—	—	—	435	435	435
Commercial Papers	—	—	—	—	90	90	90
Unquoted equity and preference securities	—	—	—	24	—	24	24
Unquoted investments others	—	—	21	—	—	21	21
Trade receivables	3,094	—	—	—	—	3,094	3,094
Unbilled revenues (Refer to Note 2.12) (3)	1,157	—	—	—	—	1,157	1,157
Prepayments and other assets (Refer to Note 2.4)	624	—	—	—	—	624	614(2)
Derivative financial instruments	—	—	8	—	4	12	12
Total	6,589	—	197	24	1,929	8,739	8,757
Liabilities:
Trade payables	470	—	—	—	—	470	470
Lease liabilities	1,010	—	—	—	—	1,010	1,010
Derivative financial instruments	—	—	8	—	2	10	10
Financial liability under option arrangements (Refer to Note 2.5)	—	—	73	—	—	73	73
Other liabilities including contingent consideration (Refer to Note 2.5)	2,112	—	12	—	—	2,124	2,124
Total	3,592	—	93	—	2	3,687	3,687

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 is as follows:

(Dollars in millions)
	As of March 31, 2024	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	313	313	—	—
Investments in target maturity fund units	51	51	—	—
Investments in quoted debt securities	1,620	1,580	40	—
Investments in certificates of deposit	365	—	365	—
Investments in commercial paper	579	—	579	—
Investments in unquoted equity and preference securities	11	—	—	11
Investments in quoted equity securities	14	14	—	—
Investment in unquoted investments others	24	—	—	24
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	10	—	10	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	4	—	4	—
Financial liability under option arrangements (Refer to Note 2.5)*	72	—	—	72

* Discount rate ranges from 9% to 15%

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 is as follows:

(Dollars in millions)
	As of March 31, 2023	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	119	119	—	—
Investments in target maturity fund units	49	49	—	—
Investments in quoted debt securities	1,661	1,302	359	—
Investments in certificates of deposit	435	—	435	—
Investments in commercial paper	90	—	90	—
Investments in unquoted equity and preference securities	24	—	—	24
Investment in unquoted investments others	21	—	—	21
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	12	—	12	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	10	—	10	—
Financial liability under option arrangements (Refer to Note 2.5)*	73	—	—	73
Liability towards contingent consideration (Refer to Note 2.5)*	12	—	—	12

* Discount rate ranges from 10% to 15%

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Interest income on financial assets carried at amortized cost	128	107	135
Interest income on financial assets fair valued through other comprehensive income	122	119	86
Gain / (loss) on investments carried at fair value through profit or loss	34	18	24
	284	244	245

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2024:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,133	1,146	258	177	350	5,064
Net financial liabilities	(1,430)	(405)	(85)	(97)	(266)	(2,283)
Total	1,703	741	173	80	84	2,781

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2023:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,528	908	221	220	317	4,194
Net financial liabilities	(1,478)	(454)	(90)	(116)	(269)	(2,407)
Total	1,050	454	131	104	48	1,787

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2024		March 31, 2023
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Euro	30	32	—	—

Option Contracts
In Euro	236	254	325	354
In Australian dollars	106	69	140	94
In United Kingdom Pound Sterling	35	44	55	68
Other derivatives
Forward contracts
In U.S. Dollars	1,423	1,423	1,670	1,670
In Euro	574	619	316	344
In Singapore dollars	171	125	204	151
In United Kingdom Pound Sterling	86	108	86	107
In Swiss Franc	17	19	1	1
In New Zealand dollars	30	18	30	19
In Czech Koruna	374	16	364	16
In Danish Krone	100	15	—	—
In Norwegian Krone	130	12	100	10
In Canadian dollars	15	11	—	—
In Australian dollars	14	9	10	6
In Hungarian Forint	2,500	7	—	—
In Chinese Yuan	43	6	41	6
In South African rand	85	4	85	5
Option contracts
In U.S. Dollars	543	543	300	300
In Euro	100	108	160	174
In Australian dollars	20	13	30	20
In United Kingdom Pound Sterling	—	—	15	19
		3,455		3,364

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Not later than one month	1,304	1,601
Later than one month and not later than three months	1,914	1,358
Later than three months and not later than one year	237	405
	3,455	3,364

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
Gain / (Loss)
Balance at the beginning of the period	—	1	2
Gain / (Loss) recognized in other comprehensive income during the period	1	12	14
Amount reclassified to profit or loss during the period	1	(13)	(15)
Tax impact on above	(1)	—	—
Balance at the end of the period	1	—	1

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2024		March 31, 2023
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	12	(6)	15	(13)
Amount set off	(2)	2	(3)	3
Net amount presented in balance sheet	10	(4)	12	(10)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2024	2023	2022
Revenue from top five customers	13.3	12.7	11.4
Revenue from top ten customers	20.0	20.2	19.3

Year ended March 31, 2024, March 31, 2023 and March 31, 2022
			(Dollars in millions)
Particulars	Year ended
	2024	2023	2022
Revenues by Geography*
North America	11,163	11,262	10,066
Europe	5,105	4,670	4,039
India	469	478	480
Rest of the world	1,825	1,802	1,726
Total	18,562	18,212	16,311

*Geographical revenues are based on the domicile of customer

Summary of Trade Receivables Ageing Schedule

Trade receivables ageing schedule for fiscal 2024 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,707	889	42	53	1	14	3,706
Less: Allowance for credit loss							86
Total Trade receivables							3,620

Trade receivables ageing schedule for fiscal 2023 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,241	914	7	1	9	5	3,177
Less: Allowance for credit loss							83
Total Trade receivables							3,094

Summary of Movement In Credit Allowance On Customer Balance

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	117	113	103
Translation differences	(2)	(3)	(1)
Impairment loss recognized / (reversed), net	11	28	19
Amounts written off	(12)	(21)	(8)
Balance at the end	114	117	113

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Trade receivables	3,620	3,094
Unbilled revenues	1,744	2,037

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2024:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	474	—	—	—	474
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	67	—	—	16	83
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,657	158	68	8	1,891

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2023:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	470	—	—	—	470
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	82	—	—	—	82
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,875	186	53	2	2,116
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	12	—	—	—	12